Revenues (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue [Line Items]
Schedule of Disaggregation of Revenue

The following tables present a breakdown of our revenue categories presented within our condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2025 and 2024.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Equity and Option Order Flow Income:
Option order flow rebates	$49,065,412	$30,257,156	$94,339,846	$60,145,364
Equity order flow rebates	19,623,426	13,059,779	38,460,174	27,083,688
Total	$68,688,838	$43,316,935	$132,800,020	$87,229,052

Interest and Other Related Income:
Stock lending	$7,637,688	$7,792,949	$13,042,625	$13,476,129
Margin financing	8,617,766	7,022,208	17,519,653	14,409,646
Client bank deposits	17,936,187	13,558,841	32,553,378	29,462,459
Corporate bank deposits	2,094,892	3,524,793	4,310,941	7,048,186
Total	$36,286,533	$31,898,791	$67,426,597	$64,396,420

Handling Charge Income:
Options	7,104,325	$6,456,829	$15,479,547	$13,824,124
Platform and trading fees	13,001,178	3,908,597	22,172,966	6,245,811
Total	$20,105,503	$10,365,426	$37,652,513	$20,069,935

Other Revenue:
Data subscription income	2,037,609	$1,772,544	$4,021,956	$3,387,901
Co-marketing income	—	56,243	—	187,530
Syndicate fees	112,454	238,746	403,475	386,268
Lease income	301,669	283,895	604,397	567,831
Foreign exchange fee	737,002	256,381	1,314,638	417,236
Non-trading rebates	1,151,208	—	1,869,991	—
Proxy income	2,048,315	1,692,805	2,694,888	2,121,748
Other	24,219	14,122	73,710	67,687
Total	$6,412,476	$4,314,736	$10,983,055	$7,136,201

Schedule of Handling Charge Income	Handling Charge Income:
	2024	2023	2022
Options	$28,382,630	$28,230,750	$7,847,738
Platform and trading fees	20,662,070	2,446,427	652,583
Total	$49,044,700	$30,677,177	$8,500,321

Schedule of Other Revenue

Other Revenue:

	2024	2023	2022
Data subscription income	$7,236,303	$6,756,403	$6,015,237
Co-marketing income	225,048	487,006	1,371,198
Syndicate fees	968,397	954,798	1,051,444
Lease income	1,135,608	1,102,459	127,768
Other	4,098,177	1,599,683	403,575
Total	$13,663,533	$10,900,349	$8,969,222

Equity and Option Order Flow Income [Member]
Revenue [Line Items]
Schedule of Disaggregation of Revenue

Equity and Option Order Flow Income:

	2024	2023	2022
Option order flow rebates	$135,634,071	$141,010,186	$191,783,801
Equity order flow rebates	61,435,491	51,222,529	87,197,333
Total	$197,069,562	$192,232,715	$278,981,134

Interest and Other Related Income [Member]
Revenue [Line Items]
Schedule of Disaggregation of Revenue

Interest and Other Related Income:

	2024	2023	2022
Stock lending	$26,089,934	$56,052,479	$46,311,899
Margin financing	29,962,306	23,226,972	22,162,271
Customer bank deposits	61,476,142	61,679,840	19,082,384
Corporate bank deposits	12,923,495	14,833,038	4,325,689
Total	$130,451,877	$155,792,329	$91,882,243